Emerging Markets Leaders Portfolio
Emerging Markets Leaders Portfolio

Prospectus Supplement

September 22, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 22, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2015

Emerging Markets Leaders Portfolio
(the "Portfolio")

The total expense ratio cap of Class IS shares of the Portfolio has been decreased, effective September 30, 2015. Accordingly, effective September 30, 2015, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Emerging Markets Leaders Portfolio		Class I	Class A	Class L	Class C	Class IS
Advisory Fee		0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	0.75%	1.00%	none
Other Expenses		0.64%	1.33%	1.03%	1.03%	0.63%
Total Annual Portfolio Operating Expenses	[1]	1.54%	2.48%	2.68%	2.93%	1.53%
Fee Waiver and/or Expense Reimbursement	[1]	0.34%	0.93%	0.63%	0.63%	0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.20%	1.55%	2.05%	2.30%	1.10%
[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I, 1.55% for Class A, 2.05% for Class L, 2.30% for Class C and 1.10% for Class IS. The fee waivers and/or expense reimbursements will continue for at least three years from the date of the applicable Emerging Markets Leaders Reorganization (as defined in the section of this Prospectus entitled "Fund Management-Advisory Fees") or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Example information under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:
Expense Example - Emerging Markets Leaders Portfolio - USD ($)	1 Year	3 Years
Class I	122	381
Class A	674	989
Class L	208	643
Class C	333	718
Class IS	112	350

If You HELD Your Shares:
Expense Example No Redemption - Emerging Markets Leaders Portfolio - USD ($)	1 Year	3 Years
Class I	122	381
Class A	674	989
Class L	208	643
Class C	233	718
Class IS	112	350

Please retain this supplement for future reference.